Assets under construction - Projects to sustain and expand operations (Details) R in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Assets under construction
Capital expenditure cash flow	R 52,635	R 59,892	R 69,422
Projects to sustain operations
Assets under construction
Capital expenditure cash flow	19,125	16,886
Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	8,608	8,453
Shutdown and major statutory maintenance
Assets under construction
Capital expenditure cash flow	3,775	3,569
Renewal projects
Assets under construction
Capital expenditure cash flow	1,481	1,002
Oxygen train 17 (Outside Battery Limits portion)
Assets under construction
Capital expenditure cash flow	417	979
Sixth Fine Ash Dam (environmental)
Assets under construction
Capital expenditure cash flow	1,353	637
Volatile organic compounds abatement programme (environmental)
Assets under construction
Capital expenditure cash flow	137	655
Coal tar filtration east project (safety)
Assets under construction
Capital expenditure cash flow	294	419
Other environmental related expenditure - Secondi Synfuels Operations
Assets under construction
Capital expenditure cash flow	133	185
Other safety related expenditure - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	362	377
Other sustain - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	656	630
Mining Secunda And Sasolburg
Assets under construction
Capital expenditure cash flow	3,720	2,831
Shondoni Colliery to maintain Middelbult Colliery operation
Assets under construction
Capital expenditure cash flow	318	368
Impumelelo Colliery to maintain Brandspruit Colliery operation
Assets under construction
Capital expenditure cash flow	258	274
Acquisition of mineral rights
Assets under construction
Capital expenditure cash flow	650
Refurbishment of equipment
Assets under construction
Capital expenditure cash flow	867	783
Mine geographical expansions
Assets under construction
Capital expenditure cash flow	449	372
Other safety related expenditure - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	196	314
Other sustain - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	982	720
Other (in various locations)
Assets under construction
Capital expenditure cash flow	6,797	5,602
Expenditure related to environmental obligations
Assets under construction
Capital expenditure cash flow	476	174
Expenditure incurred relating to safety regulations
Assets under construction
Capital expenditure cash flow	409	401
Other sustain - Other (in various locations)
Assets under construction
Capital expenditure cash flow	5,912	5,027
Projects to expand operations
Assets under construction
Capital expenditure cash flow	33,510	43,006
Lake Charles Chemicals Project
Assets under construction
Capital expenditure cash flow	30,100	36,775
Actual capital expenditure (accrual basis)				$ 2.3	R 30,100	$ 2.7	R 36,800
China Ethoxylation Plant
Assets under construction
Capital expenditure cash flow	398	204
Canadian shale gas asset
Assets under construction
Capital expenditure cash flow	101	381
Fischer-Tropsch wax expansion project
Assets under construction
Capital expenditure cash flow	109	606
High-density polyethylene plant
Assets under construction
Capital expenditure cash flow	265	1,448
Mozambique exploration and development
Assets under construction
Capital expenditure cash flow	1,002	1,840
Loop Line 2 project
Assets under construction
Capital expenditure cash flow	16	638
Other projects to expand operations
Assets under construction
Capital expenditure cash flow	R 1,519	R 1,114